STOCKHOLDER'S EQUITY - Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted average fair value of options on option grant date	$ 0.68	$ 0.59
Granted	400,000	925,000
Fair value of options granted to officers, directors and consultants	$ 271,000	$ 549,000
Non-cash compensation of vesting portion of stock options	123,000	141,000
Recognized non-cash compensation	265,000	157,000
Options to purchase common stock shares on exercise of stock options	1,402,500	2,478,070
Cash proceeds from exercise of stock option	72,000	16,000
Stock option exercise price, minimum	$ 0.54	$ 0.14
Stock option exercise price, maximum	$ 1.35	$ 0.68
Number of shares issued on exercise of stock options	679,401	962,537
Common stock delivered to fund payroll taxes, Shares	381,741	350,100
Common stock delivered to fund payroll taxes, Value	$ 690,000	$ 486,000
Stock Option Plan 1996 [Member]
Options to purchase number of outstanding common shares	417,500
Stock Option Plan 2013 [Member]
Options to purchase number of outstanding common shares	0
Stock Options outside of 1996 Plan and 2013 Plan [Member]
Options to purchase number of outstanding common shares	3,865,000